Statement of Changes in Stockholders' Equity (Parenthetical)	4 Months Ended
Dec. 31, 2020 shares
Statement of Stockholders' Equity [Abstract]
Sale of underwriting discounts, shares	28,750,000
Sale of private placement warrants, shares	5,166,667